Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	FIRST EAGLE FUNDS
Central Index Key	0000906352
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016